Events occurring after the reporting period	12 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events occurring after the reporting period

28.	Events occurring after the reporting period

There were no significant events that occurred after the financial year ended June 30, 2025, which require adjustment to the financial statements.

However, the following non-adjusting events occurred subsequent to the reporting period:

a)	In July 2025, the Company has appointed NLA DFK Assurance PAC as its new auditor, in place of Onestop Assurance PAC.

b)	In July 2025, the Company has put on hold the plan for the acquisition of Bitcoin in exchange for the issue of ordinary shares in the Company.

c)	In July 2025, Basel Medical Group Pte Ltd has made 60% investments in SSOC Novena Pte. Ltd., SSOC Orchard Pte. Ltd. and SSOC Farrer Park Pte. Ltd. In September 2025, 7% of these investments in each of the 3 companies has been sold to external party, such that the company holds 53% of the share capital in each of the 3 companies.

d)	In July 2025, the Company’s subsidiary, Pharma Avenue Pte Ltd, increased its share capital to 100,000 shares.

e)	In August 2025, Mr Tan Boon Chye (Darren) was appointed as the Chief Commercial Officer of the Company. In the same month, Mr Vincent Teo resigned as Chief Partnership Officer from the Company.

f)	In September 2025, Eyetrust Medical Pte Ltd was incorporated with Basel Medical Group Pte Ltd holding 65% of the ordinary shares.

g)	In September 2025, the Company’s subsidiary, Bethesda Medical Pte Ltd, has fully disposed its investment in associate company, Cereza Bethesda Medical Pte Ltd.

h)	In October 2025, Chartered Imaging Pte Ltd was incorporated with Basel Medical Group Pte Ltd holding 100% of the ordinary shares.

i)	In October 2025, Basel Medical Group Pte Ltd has obtained a S$3,000,000 term loan facility for a 3 year tenor.

j)	The major shareholder, Rainforest Capital VCC has agreed to provide financial support for at least 12 months from the date of the auditor’s report.

k)	In December 2025, Lucky Pet Service Pte Ltd was incorporated with Basel Medical Group Pte Ltd holding 10% of the ordinary shares.

l)	In January 2026, Atlas Medical Concierge Pte Ltd was incorporated with Basel Medical Group Pte Ltd holding 51% of the ordinary shares.

m)	In addition to the sale and purchase agreement entered with Silkroute Biomed Healthcare Pte. Ltd. for the acquisition of all of the ordinary shares in the issued and paid-up share capital of Bethesda Medical Pte. Ltd in April 2025, a waiver letter with Silkroute Biomed Healthcare Pte. Ltd. was signed in October 2025. The remaining deferred consideration of USD1,500,000 shall be waived. Following such agreement, the total consideration of US$6.5 million for the acquisition of Bethesda Medical has been fully satisfied.

n)	On January 22, 2026, Nasdaq has determined that the Company’s common stock does not comply with the minimum $1 bid price requirement based upon the closing bid price for the last 30 consecutive business days. The Company has been given a compliance period of 180 calendar days to regain compliance.